INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2025
INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

15.INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	2025	2024
Non-current Group	$’000	$’000
At 1 January	300	400
Foreign exchange movement	—	—
Additions	—	—
Impairment	(300)	—
Disposals	—	(100)
At 31 December	—	300